Property and Equipment, Net (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		93 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Depreciation expense					$ 5,622	$ 92,596	$ 1,007,176
Property And Equipment [Member]
Depreciation expense	1,730	537	3,458	1,073	5,622	92,596	1,007,176
Loss on impairments of idle equipment	$ 0		$ 0